Prepaid Land Lease Payments (Details Textual) - Land use rights $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 247	$ 261	$ 267
Sinovac Biotech Company Ltd [Member] | China Construction Bank Changping Facility [Member]
Finite-Lived Intangible Assets [Line Items]
Debt Instrument, Collateral Amount	2,473			¥ 17,200
Sinovac Biotech Company Ltd [Member] | Bank Of Beijing [Member] | Bank Of Beijing Term Loan Changping Facility [Member]
Finite-Lived Intangible Assets [Line Items]
Debt Instrument, Collateral Amount	297			2,100
Sinovac Dalian Vaccine Technology Company Ltd [Member] | Bank Of China [Member]
Finite-Lived Intangible Assets [Line Items]
Debt Instrument, Collateral Amount	$ 3,225			¥ 22,400